ACQUISITIONS (Details)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Cash	$ 226,213
Code Red
Statement [Line Items]
Cash	2,490,000
Cash Deferred Portion	185,000
Fair Value Of Shares Issued	1,735,473
Acquisition Consideration	$ 4,410,473